SEC Registration Nos.
    333-44064 and 811-10045


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 6 XX

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                             INVESTMENT ACT OF 1940

                               Amendment No. 9 XX


                            Calvert Impact Fund, Inc.

               (Exact Name of Registrant as Specified in Charter)

                             4550 Montgomery Avenue
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (301) 951-4800

                              William M. Tartikoff
                             4550 Montgomery Avenue
                            Bethesda, Maryland 20814
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

__ Immediately upon filing              __ on (date)
pursuant to paragraph (b)               pursuant to paragraph (b)

XX 60 days after filing                 __ on (date)
pursuant to paragraph (a)               pursuant to paragraph (a)
of Rule 485.

                                 Prospectus

                             [GRAPHIC OMITTED}






                                  Calvert Small Cap Value Fund

                                  Calvert Mid Cap Value Fund

                                   January 31, 2005





CALVERT    [GRAPHIC OMITTED]
                      INVESTMENTS
           THAT MAKE A DIFFERENCE            An Ameritas Acacia Company

                                     PROSPECTUS
                                 January 31, 2005

About the Funds

Investment Objective, Strategy, Principal Risks

2        Calvert Small Cap Value
4        Calvert Mid Cap Value
6        Fees and Expenses
10       Investment Strategies and Risks

About Social Investing

16       Investment Selection Process
16       Socially Responsible Investment Criteria
18       High Social Impact Investments
18       Special Equities
19       Shareholder Advocacy and Social Responsibility



About Your Investment

20       About Calvert
20       Subadvisor and Portfolio Manager
21       Advisory Fees
21       How to Buy Shares -    Getting Started
22       Choosing a Share Class
24       Calculation of CDSC/Waiver
25       Distribution and Service Fees
26       Next Step - Account Application
27       Important - How Shares are Priced
27       When Your Account Will be  Credited
28       Other Calvert Features / Policies
         (Exchanges, Minimum Account Balance, etc.)
31       Dividends, Capital Gains and Taxes
33       How to Sell Shares
40       Exhibit A- Service Fees and Other  Arrangements with Dealers



These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert Small Cap Value

Objective

Calvert Small Cap Value seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes)will be invested in the common stocks of small companies, which Calvert quantifies as having a market capitalization of $2 billion or less at the time of initial purchase. The Fund identifies the common stocks of undervalued companies with long-term growth potential. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and what it views as the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o    The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result.

o The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

o Prices of small-cap stocks may respond to market activity differently than larger more established companies, and can be more volatile than that of larger issuers.

o Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert MID Cap ValuE

Objective

The Fund will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of mid-size companies within the range of market capitalizations of the Russell MidCap Value Index where companies have a capitalization of $300 million to $15 billion.

The Advisor defines the mid cap category based upon the constitution of the Russell MidCap Value Index, which has the market capitalization range stated above as of September 10, 2004. The Russell MidCap Value Index undergoes an annual reconstitution. The annual index reconstitution as well as the general nature of an index means that the constitution of the Russell MidCap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell MidCap Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly. The Advisor may also purchase companies outside of the Russell MidCap Value Index.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

o    The stock market goes down.

o The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result.

o The market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

o The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

(Note: All classes may not have commenced operations. Please call 800.368.2748 for sales information.)

Shareholder Fees (fees paid directly from your account)

Calvert Small Cap Value                     Class A  Class B  Class C

Maximum sales charge (load)
imposed on purchases                        4.75%    None     None
(as a percentage of
Offering price)

Maximum deferred sales
Charge (load)
(as a percentage of purchase                None1    5%2      1%3
or redemption proceeds,
whichever is lower)

Redemption fee4                             2%       2%       2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
Redemptions, including exchanges, within
30 days of purchase.

Minimum account fee                       $15/year $15/year $15/year

                                            Class A  Class B  Class C
Management fees                             1.00%    1.00%    1.00%
Distribution and service (12b-1) fees       0.25%    1.00%    1.00%
Other expenses                              0.78%    0.98%    0.98%
Total annual fund operating expenses        2.03%    2.98%    2.98%
Fee waiver and/or expense reimbursement5    0.34%    0.29%    0.29%
Net Expenses6                               1.69%    2.69%    2.69%

Calvert Mid Cap Value                       Class A  Class B  Class C

Maximum sales charge (load)
imposed on purchases                        4.75%    None     None
(as a percentage of
Offering price)

Maximum deferred sales
Charge (load)
(as a percentage of purchase                 None1    5%2      1%3
or redemption proceeds,
whichever is lower)

Redemption fee4                              2%       2%       2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
Redemptions, including exchanges, within
30 days of purchase.

Minimum account fee                        $15/year $15/year $15/year

Management fees                             0.90%    0.90%    0.90%
Distribution and service (12b-1) fees       0.25%    1.00%    1.00%
Other expenses                              0.78%    0.98%    0.98%
Total annual fund operating expenses        1.93%    2.88%    2.88%
Fee waiver and/or expense reimbursement5    0.34%    0.29%    0.29%
Net Expenses6                               1.59%    2.59%    2.59%

Explanation of Fees and Expenses Table

1 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares" -- Class A).

2 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge."

3 A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

4 The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. The fee will not be charged directly on certain retirement platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

5 Calvert has agreed to contractually limit net annual fund operating expenses through January 31, 2006 for Calvert Small Cap Value Fund (Class A) and Calvert Mid Cap Value Fund (Class A). This is the maximum amount of operating expenses that can be charged to these Funds. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments, taxes and capital items. The Fund has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

6 The contractual expense caps are as follows: for Calvert Small Cap Value Fund, 1.69% for Class A and for Calvert Mid Cap Value Fund, 1.59% for Class A.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;

o    Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same. The example reflects the contractual expense limitation but only through the contractual date.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Calvert Small Cap Value
                             1 Year   3 Years  5 Years  10 Years
Class A                       $639     $1,050   $1,486   $2,696
Class B (with redemption)     $772     $1,294   $1,742   $3,055
Class B (no redemption)       $272     $894     $1,542   $3,055
Class C (with redemption)     $372     $894     $1,542   $3,279
Class C (no redemption)       $272     $894     $1,542   $3,279


Calvert Mid Cap Value
                             1 Year   3 Years  5 Years  10 Years
Class A                       $629     $1,021   $1,437   $2,596
Class B (with redemption)     $762     $1,265   $1,693   $2,958
Class B (no redemption)       $262     $865     $1,493   $2,958
Class C (with redemption)     $362     $865     $1,493   $3,184
Class C (no redemption)       $262     $865     $1,493   $3,184

Investment Strategies and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier along with certain additional investment techniques and their risks.

For each of the investment strategies listed, the following table shows both Funds' limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J        Fund currently uses as a principal investment strategy
q        Permitted, but not a principal investment strategy
         (% of assets allowable, if restricted)
xN       Allowed up to x% of Fund's net assets
xT       Allowed up to x% of Fund's total assets






Investment Practices                                                                 Calvert Small Cap      Calvert Mid Cap
                                                                                     Value                  Value

Active  Trading  Strategy/Turnover   involves  selling  a  security  soon  after
purchase.  An active  trading  strategy  causes a fund to have higher  portfolio     q                      q
turnover  compared  to  other  funds  and  higher  transaction  costs,  such  as commissions  and  custodian  and  settlement  fees,  and may  increase  your tax liability. Risks: Opportunity, Market and Transaction.

Temporary  Defensive  Positions.  During adverse  market,  economic or political     q                      q
conditions,  the Fund may depart from its  principal  investment  strategies  by increasing  its  investment in short-term  interest-bearing  securities.  During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.







Conventional Securities

Common Stocks in General

The Fund is subject to stock market risk.  Stock prices overall may decline over     J                      J
short or even long periods.  The Fund is also subject to investment  style risk, which  is the  chance  that  returns  from  the  type  of  stocks  it  purchases
(large-cap,  mid-cap,  etc.) will trail  returns from other asset classes or the overall stock market. Common stock tends to go through cycles of doing better or worse than the stock  market in  general.  Finally,  individual  stocks may lose value  for a  variety  of  reasons,  even  when the  overall  stock  market  has increased. Risks: Market.

Foreign  securities.  Securities  issued by companies  located  outside the U.S.     q                      q
and/or  traded  primarily  on a foreign  exchange.  For funds that may invest in debt,  this includes debt  instruments  denominated in other  currencies such as
Eurobonds.  Risks: Market,  Currency,  Transaction,  Liquidity,  Information and
Political.

Small cap stocks.  Investing in small companies  involves greater risk than with     J                      q
more  established  companies.  Small cap stock prices are more  volatile and the companies often have limited product lines,  markets,  financial resources,  and management experience. Risks: Market, Liquidity and Information.

Investment  grade bonds.  Bonds rated  BBB/Baa or higher or  comparable  unrated     q                      q
bonds. Risks: Interest Rate, Market and Credit.

Below-investment  grade bonds.  Bonds rated below BBB/Baa or comparable  unrated     q                      q
bonds are  considered  junk bonds.  They are subject to greater credit risk than investment grade bonds.  Risks:  Credit,  Market,  Interest Rate,  Liquidity and
Information.





Unrated debt securities.  Bonds that have not been rated by a recognized  rating     q                      q
agency; the Advisor has determined the credit quality based on its own research.
Risks: Credit, Market, Interest Rate, Liquidity and Information.

Illiquid securities. Securities which cannot be readily sold because there is no     15N                    15N
active market.  Special Equities  (venture capital private  placements) and High
Social  Impact   Investments  are  illiquid.   Risks:   Liquidity,   Market  and
Transaction.

Initial Public Offerings ("IPOs") IPOs are newly issued securities that may have     q                      q
volatile  prices due to speculation  and the lack of any  established  long term price history.  Accordingly, IPOs and other volatile investments may magnify the performance  impact when the Fund  assets are small or when the Fund  contains a significant  amount  of such  investments.  Currently,  there is no limit on the amount of IPOs that may be purchased by the Fund  provided  such  purchases  are within the Fund's stated objectives and guidelines.  Fund performance  driven by
IPO  purchases  may not  continue  if assets grow or IPO Fund  trading  changes.
Risks: Market.

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit     q                      q
card debt.  These  securities  are often  guaranteed or  over-collateralized  to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

Mortgage-backed  securities.  Securities  are  backed  by  pools  of  mortgages,     q                      q
including passthrough  certificates,  and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and
Interest Rate.






Participation interests. Securities representing an interest in another security     q                      q
or in bank loans. Risks: Credit, Interest Rate and Liquidity.

Currency contracts. Contracts involving the right or obligation to buy or sell a
given amount of foreign  currency at a specified  price and future date.  Risks:     q                      q
Currency, Leverage, Correlation, Liquidity and Opportunity.

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not           5T7               5T7
the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of  selling  (writing)  options,  the Fund will write  call  options  only if it already owns the security (if it is "covered").  Risks: Interest Rate, Currency,
Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures  contract.  Agreement to buy or sell a specific amount of a commodity or           5N8              5N8
financial  instrument at a particular  price on a specific  future date.  Risks:
Interest  Rate,  Currency,   Market,   Leverage,   Correlation,   Liquidity  and
Opportunity.





7 Based on net premium payments.
8 Based on initial margin required to establish position.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales). These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Risks Associated with Principal Investment Strategies

Information risk (Calvert Small Cap Value only)

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Liquidity risk (Calvert Small Cap Value only)

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Risks Associated with Non-Principal Investment Strategies

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk (Calvert Mid Cap Value only)

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk (Calvert Mid Cap Value only)

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an
investment  may  be  adversely  affected  by  nationalization,   taxation,  war,
government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Both Funds have developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Directors without shareholder approval.

The Funds seek to invest in companies that:

o    Have good  environmental  compliance and performance  records,  develop and
     market   innovative   products  and  services,   and  embrace  and  advance
     sustainable development.

o Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

o Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

o Respect indigenous peoples and their territories, cultures, environment, and livelihood.

o Produce or market products and services that are safe and enhance the health or quality of life of consumers.

o Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

The Funds seek to avoid investing in companies that:

o Are the subject of serious labor related actions by federal, state or local regulatory agencies.

o    Have   recent   significant   environmental   fines  or   violations;   are
     significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

o Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

o    Have a pattern and practice of violating the rights of indigenous peoples.

o    Have harmful or unethical business practices.

o Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

o Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

o    Manufacture tobacco products.

o    Are significantly involved in the manufacture of weapons.

o    Are significantly involved in the manufacture of alcoholic beverages.

o    Have direct involvement in gambling operations.

Special Investment Programs

As part of Calvert's and our shareholders' ongoing commitment to providing and fostering innovative initiatives, the various Funds invest a small percentage of their respective assets in special investment programs -- High Social Impact Investments and Special Equities Program. Both Funds remain committed to delivering financial performance and societal impact.

High Social Impact Investments

High Social Impact Investments is a program that targets a percentage of the Fund's assets up to 1% for each Fund to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Board.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Special Equities

Both Funds have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk -- they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Board. Special Equities investments are limited to only 10% of the assets of each Fund.

Shareholder Advocacy and Social Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility.

Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2003, Calvert had over $9.5 billion in assets under management.

Steven Falci serves as Calvert's Chief Investment Officer, Equities and oversees the investment strategy and management of all Calvert equity and balanced portfolios. This is Mr. Falci's 17th year in the securities industry.

Subadvisor and Portfolio Manager

Channing Capital Management, LLC, 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed the Small Cap Value Fund and the Mid Cap Value Fund since their inception in October 2004.

Eric Taylor McKissack heads the portfolio management team for both the Small Cap Value Fund and the Mid Cap Value Fund. He is a co-founder, Chairman of the Board, President, Chief Executive Office and Chief Investment Officer of Channing Capital, which was launched in January 2004. Mr. McKissack received his BS degree in Management from the Massachusetts Institute of Technology and attended the graduate business program at the University of California at Berkeley. He was also awarded the Chartered Financial Analyst designation by AIMR. Mr. McKissack was formerly Vice-Chairman and Co-Chief Investment Officer of Ariel Capital Management, Inc., through September 2002. Prior to this, he worked for five years as a research analyst for First Chicago Corporation and First Chicago Investment Advisors.

Both of the Funds have obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the contractual annual advisory fee paid by each Fund as a percentage of that Fund's average daily net assets. This figure is the total of all Advisory fees (paid to Calvert) and Subadvisory fees (paid to the Subadvisor by Calvert). Note, the advisory fee does not include any administrative service fees.

Fund                       Advisory Fee

Calvert Small Cap Value    0.75%

Calvert Mid Cap Value      0.65%


HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then decide which class of shares is best for you. You should make this decision carefully, based on:

o        the amount you wish to invest;
o        the length of time you plan to keep the investment; and
o        the Class expenses.

Choosing a Share Class

The Funds in this prospectus offer three different Classes (Class A, B, and C). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class:

(Note: All classes may not have commenced operations. Please call 800.368.2748 for sales information.)

Class A: Front-End Sales Charge

For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.

Sales charge on each purchase of 4.75% or less, depending on the amount you invest.

Class A shares have annual 12b-1 fee of up to 0.35%.

Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.

Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid will be subject to a 0.80% deferred sales charge for 1 year.

Class B: Deferred Sales Charge for 6 years

For investors who plan to hold the shares at least 6 years. The expenses of this class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell your shares within 6 years, you will pay a deferred sales charge of 5% or less on shares you sell.

Class B shares have an annual 12b-1 fee of 1.00%.

Your shares will automatically convert to Class A shares after 8 years, reducing your future annual expenses.

Once the total balance of your existing Class B holdings of Calvert's funds reaches or exceeds $100,000, you should make future investments in Class A or Class C shares, rather than Class B, since you will qualify for Class A sales load breakpoints/discount.

Class C: Deferred Sales Charge for 1 year

For investors who are investing for at least one year, but less than six years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Class C shares have an annual 12b-1 fee of 1.00%.

Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

Once the total balance of your existing Class C holdings of Calvert's funds reaches or exceeds $1,000,000, you should make future investments in Class A since you will qualify to purchase Class A shares with no sales load.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 of Small Cap Value, or if your cumulative purchases or the value in your account is more than $50,000,9 then the sales charge is reduced to 3.75%.

Your investment in                  Sales Charge %        % of Amt.
Class A shares                      of offering price     Invested

Less than $50,000                   4.75%                 4.99%
$50,000 but less than $100,000      3.75%                 3.90%
$100,000 but less than $250,000     2.75%                 2.83%
$250,000 but less than $500,000     1.75%                 1.78%
$500,000 but less than $1,000,000   1.00%                 1.01%
$1,000,000 and over                 None10                None10

9 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. See Exhibit A.

10 Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers.

Class B

If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase. Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

Time Since Purchase        CDSC

1st year                   5%

2nd year                   4%

3rd year                   4%

4th year                   3%

5th year                   2%

6th year                   1%

After 6 years              None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in Small Cap Value Class B shares three years ago, and it is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

o    Redemption  upon  the  death  or  disability  of  the   shareholder,   plan
     participant, or beneficiary.11

o    Minimum   required   distributions   from   retirement  plan  accounts  for
     shareholders 70 1/2 and older.12

o The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the
     Internal Revenue Code.

o Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Directors.

o A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

11 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

12  The  maximum   amount  subject  to  this  waiver  is  based  only  upon  the shareholder's Calvert retirement accounts.

Class C

If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

Reduced Sales Charges (Class A Only)

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge. In addition, you are responsible for notifying your broker/dealer at the time of purchase as to the total amount of Calvert investments held by you and your family in order to take advantage of reduced sales charges. You may be required to provide to your broker/dealer or the Transfer Agent account statements regarding the amount of Calvert investments held. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount you may take into account the higher of cost or current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group13 and through your retirement plan (s). You should retain any records necessary to substantiate the historical amounts you have invested because the Fund, the Transfer Agent, and financial intermediaries may not maintain this information. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent

If you (or your group, as described above under Rights of Accumulation) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"). There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if at the time of purchase the owner of the account is (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

There is no sales charge imposed by Calvert on shares purchased by Delaware Investments for its omnibus account established for the Pennsylvania TAP 529 Investment Plan.

Other Circumstances

There is no sales charge on shares of any fund of the Calvert Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Funds, employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for Calvert, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) purchases made through a Registered Investment Advisor; (iv) trust departments of banks or savings institutions for trust clients of such bank or institution; and (v) purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or
(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Funds

You may  prearrange to have your dividends and capital gain  distributions  from
another  Calvert  Fund  automatically   invested  in  another  account  with  no
additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. In order to take advantage of this one-time privilege, you must notify the Fund or your broker at the time of the repurchase. The Funds reserve the right to modify or eliminate this privilege.

13 A "family group" includes a spouse, parent, grandparent, child, grandchild, brother, sister, stepfamily member or in-law including trusts and estates on which such persons are signees.

A "qualified group" is one which:

          1.   has been in existence for more than six months, and

          2.   has a purpose other than acquiring shares at a discount, and

          3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Distribution and Service Fees

Both Funds have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit A for more service fee information.

The  table  below  shows  the  maximum  annual  percentage   payable  under  the
distribution plan. The fees are based on average daily net assets by particular Class.

                           Maximum Payable under Plan

                           Class A  Class B Class C

Calvert Small Cap Value    0.35%    1.00%   1.00%

Calvert Mid Cap Value      0.35%    1.00%   1.00%

Next Step -- Account Application

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.


Minimum To Open an Account

Calvert Small Cap Value    $1,000

Calvert Mid Cap Value      $1,000


Minimum additional investments

$250; The Funds may charge a $2.00 service fee on purchases of less than $250.


Please make your check payable to the Fund and mail it to:


New Accounts                             Subsequent investments
(include application):                   (include investment slip):

Calvert                                  Calvert
P.O. Box 219544                          P.O. Box 219739
Kansas City, MO 64121-9544               Kansas City, MO 64121-9739

By Registered,    Calvert

Certified, or     c/o BFDS

Overnight Mail    330 West 9th Street
                  Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

IMPORTANT -- HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Generally, portfolio securities and other assets are valued based on market quotations.

The Advisor determines whether a market quotation is not readily available for a particular security. Securities for which market quotations are not readily available are valued by a method that the Fund's Board of Directors believes reflects the fair value of each such security. The actual fair value calculations are made by the Advisor's staff under the direction of the appropriate Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board generally seeks to consider a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.


The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received and in good order, as defined below. All of your purchases must be made in U.S. dollars.

No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. Both Funds reserve the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in `Good Order'".

OTHER CALVERT FEATURES / POLICIES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be  exchanged  for  shares of the same class of another  Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Both Funds reserve the right to terminate or modify the exchange privilege with 60 days' written notice.


Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. Accordingly, each Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transactions costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, the Fund or Calvert may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts are generally exempt from the redemption fee, unless the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and the omnibus account is not otherwise exempt from the fee. Even if a retirement plan omnibus account is exempt from the redemption fee, if the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further short-term trading by such participant(s) or plan.

Both Funds and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Both Funds pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, a fee will be charged to your account .

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Both Funds pay dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses.
Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Calvert Small Cap Value    Paid annually

Calvert Mid Cap Value      Paid annually


Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations

Your  letter  of  instruction  and  corporate  resolution  should  be  signed by
person(s)   authorized  to  act  on  the  account,   accompanied   by  signature
guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Dealer

Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All requests (both purchase or redemption requests) must be received by the transfer agent in "good order." This means that your request must include:

     o    The Fund name and account number.

     o    The amount of the transaction (in dollars or shares).

     o Signatures of all owners exactly as registered on the account (for mail requests).

     o    Signature guarantees (if required).*

     o    Any supporting legal documentation that may be required.

     o    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address.

A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Redemption Fee

Both Funds charge a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund.

The redemption fee will be waived in the following circumstances:

     o Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.14

     o Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

     o The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the
          Internal Revenue Code.

     o Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Directors.

     o    Redemption  for  the  reallocation  of  purchases   received  under  a
          systematic investment plan, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

The Fund does not charge a redemption fee on exchange or redemption transactions by accounts that the Fund or its transfer agent reasonably believes are maintained in a retirement plan omnibus account (e.g., a Fund account maintained by a retirement plan service provider where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by a party other than the Fund's transfer agent). However, the redemption fee will be imposed on a retirement plan omnibus account if (i) the Fund's transfer agent has been informed that the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and (ii) the omnibus account is not otherwise exempt from the fee.

In addition, the Fund reserves the right to waive or impose the redemption fee or withdraw waivers at its discretion. The Fund expects that certain waiver categories will be eliminated over time as operating systems are improved, including improvements necessary to enable the assessment of the fee on shares held through omnibus accounts or other intermediaries and in connection with pending Securities and Exchange Commission redemption fee rules. Depending upon the nature of the Fund's shareholder accounts, a significant percentage of its shareholders may not be subject to the redemption fee.

14 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

The Funds do not charge a redemption fee on exchange or redemption transactions by accounts that the Funds or their transfer agent reasonably believes are maintained in a retirement plan omnibus account (e.g., a Fund account maintained by a retirement plan service provider where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by a party other than the Fund's transfer agent). However, the redemption fee will be imposed on a retirement plan omnibus account if (i) the Fund's transfer agent has been informed that the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and (ii) the omnibus account is not otherwise exempt from the fee. If the Fund or its transfer agent suspects any market timing activity in a retirement plan omnibus account, the Fund's transfer agent will seek full cooperation from the service provider maintaining the account to identify the underlying participant(s). Calvert expects the service provider to take immediate action to stop any further short-term trading by such participant(s) or plan.

In addition, the Funds reserve the right to waive or impose the redemption fee or withdraw waivers at their discretion. The Funds expect that certain waiver categories will be eliminated over time as operating systems are improved, including improvements necessary to enable the assessment of the fee on shares held through omnibus accounts or other intermediaries and in connection with pending Securities and Exchange Commission redemption fee rules. Depending upon the nature of the Funds' shareholder accounts, a significant percentage of its shareholders may not be subject to the redemption fee.

EXHIBIT A

Service Fees and Arrangements with Dealers

Calvert Distributors, Inc., both Funds' underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C) when you purchase shares of non-money market funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

                           Maximum Commission/Service Fees

                           Class A*         Class B**         Class C***

Calvert Small Cap Value    4.00%/0.25%      4.00%/0.25%       1.00%/1.00%

Calvert Mid Cap Value      4.00%/0.25%      4.00%/0.25%       1.00%/1.00%

*Class A service fee begins to accrue in 1st month after purchase.

**Class B service fee begins to accrue in 13th month.

***Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1%. Begins to accrue in 13th month.

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimus non-cash promotional incentives, such as de minimus merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more. The finder's fee is 0.80% of the purchase NAV amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Web-Site
Address: www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free  copies of reports  and SAIs,  request  other  information  and
discuss  your   questions   about  the  Funds  by  contacting   your   financial
professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-10045 (Calvert Small Cap Value and Calvert Mid Cap Value)

                            CALVERT IMPACT FUND, INC.
                          Calvert Large Cap Growth Fund
                          Calvert Small Cap Value Fund
                           Calvert Mid Cap Value Fund
                4550 Montgomery Avenue, Bethesda, Maryland 20814

                       Statement of Additional Information
                                January 31, 2005


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New Account            (800) 368-2748    Shareholder
Information:           (301) 951-4820    Services:              (800) 368-2745
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Broker                 (800) 368-2746    TDD for the
Services:              (301) 951-4850    Hearing-Impaired:      (800) 541-1524
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     This  Statement  of  Additional  Information  ("SAI") is not a  prospectus.
Investors should read the SAI in conjunction with the respective Fund's (collectively referred to as the "Funds") Prospectus, dated January 31, 2005. Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund are referred to in this SAI as "Large Cap Growth," "Small Cap Value" and "Mid Cap Value," respectively. Small Cap Value and Mid Cap Value began operations on October 1, 2004. The prospectus for the Funds may be obtained free of charge by writing the respective Fund at the above address or calling the Fund, or by visiting our website at www.calvert.com.


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                           TABLE OF CONTENTS

Non-Principal Investment Policies and Risks and                        2
Supplemental Information on Principal Investment
Policies and Risks
Investment Restrictions                                                7
Dividends, Distributions, and Taxes                                    8
Net Asset Value                                                        9
Calculation of Total Return                                           10
Purchase and Redemption of Shares                                     11
Directors and Officers                                                12
Investment Advisor and Subadvisor                                     15
Administrative Services Agent                                         18
Method of Distribution                                                18
Transfer and Shareholder Servicing Agents                             20
Portfolio Transactions                                                20
Portfolio Holdings Disclosure                                         21
Personal Securities Transactions                                      22
Proxy Voting Disclosure                                               23
Process for Delivering Shareholder Communications to                  23
the Board of Directors
Independent Auditors and Custodians                                   23
General Information                                                   23
Control Persons and Principal Holders of Securities                   24
Fund Service Providers                                                25
     Appendix A -- Proxy Voting Guidelines
     Appendix B -- Letter of Intent
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


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  NON-PRINCIPAL INVESTMENT POLICIES AND RISKS AND SUPPLEMENTAL INFORMATION ON
                    PRINCIPAL INVESTMENT POLICIES AND RISKS
-------------------------------------------------------------------------------

     The following discussion of investment policies and risks applies to each of the Funds, unless otherwise noted.

FOREIGN SECURITIES
     Investments in foreign securities may present risks not typically involved in domestic investments. The Funds may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
     Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.
     United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.
     Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Funds may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Funds as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
     The Funds may enter into forward foreign currency contracts for two reasons. First, the Funds may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Funds may be able to protect themselves against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
     Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Funds enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Funds' securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the Funds' securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Funds do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

SMALL CAP ISSUERS
     The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

     Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.
     Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Funds are likely to invest may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies, or the market averages in general.

TEMPORARY DEFENSIVE POSITIONS
     For temporary defensive purposes, the Funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements. The Funds may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above. The Funds' investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

REPURCHASE AGREEMENTS
     The Funds may purchase debt securities subject to repurchase agreements, which are arrangements under which the Funds buy a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Funds engage in repurchase agreements in order to earn a higher rate of return than they could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Funds would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Funds will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Funds, pursuant to the agreement, the Funds will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Funds may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. A Fund may have a decreased return in a repurchase agreement if the repurchase rate is less than the return the Fund might have received if it bought the instrument directly, although any cash position invested in a repurchase agreement will not be exposed to market and interest rate risk that the direct investment would have had. Repurchase agreements not terminable within seven days are considered illiquid.

REVERSE REPURCHASE AGREEMENTS
     The Funds may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Funds sell portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Funds invest the proceeds from each reverse repurchase agreement in obligations in which they are authorized to invest. The Funds intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Funds invest the proceeds is expected to exceed the amount the Funds will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Funds do not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
     During the time a reverse repurchase agreement is outstanding, the Funds will maintain, in a segregated custodial account, an amount of cash, U.S. Government securities, or other liquid, high-quality debt securities equal in value to the repurchase price. The Funds will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

     The Funds' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Funds may not be able to repurchase the securities they have sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Funds under the agreements, the Funds may have been better off had they not entered into the agreement. However, the Funds will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by each Fund's Board of Directors. In addition, the Funds bear the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Funds to post additional collateral.

HIGH SOCIAL IMPACT INVESTMENTS
     The High Social Impact Investments program targets a percentage of a Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These securities are unrated
- they are expected to be the equivalent of non-investment grade debt securities
- that is, lower quality debt securities (generally those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investor Service, Inc. ("Moody's"). These securities are commonly known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics.(See Appendix C for a description of the ratings.) Rather than earning a higher rate, as would be expected, to compensate for higher the risk (i.e., lower credit quality), they earn a rate of return that is lower than the rate currently earned by high quality U.S. Treasury securities. There is no secondary market for these securities.
     The Funds expect to purchase their High Social Impact Investments primarily in notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through Fund diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

NON-INVESTMENT GRADE DEBT SECURITIES
     Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics.(See Appendix C for a description of the ratings. The Funds consider a security to be investment grade if it has received an investment grade from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality). These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
     The quality limitation set forth in a Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

DERIVATIVES
     The Funds can use various techniques to increase or decrease their exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Funds can use these practices either as substitution or as protection against an adverse move in a Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

OPTIONS AND FUTURES CONTRACTS
     The Funds may, in pursuit of their respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Funds' social criteria, and employ a variety of other investment techniques. Specifically, the Funds may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
     The Funds may engage in such transactions only to hedge the existing positions in the respective Funds' positions. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
     The Funds may write "covered options" on securities in standard contracts traded on national securities exchanges. The Funds may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

     Put and Call Options. The Funds may purchase put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the Fund's social criteria. The Funds will purchase such options only to hedge against changes in the value of securities the Funds hold and not for the purposes of speculation or leverage. By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
     The Funds may purchase call options on securities which they may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which a Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

     Covered Options. The Funds may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as a Fund is obligated as the writer of a call option, that Fund will own the underlying security subject to the option and, in the case of put options, that Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
     When a Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
     When a Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
     The Funds may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.

     Risks Related to Options Transactions. There can be no assurance that either a closing purchase or sale transaction can be effected when a Fund so desires. The Funds can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Funds intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Funds from closing an options position, which could impair the Funds' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because a Fund may be required to hold the securities underlying the option until the option expires or is exercised. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price, and price volatility of the underlying security and the time remaining until the expiration date.

     Futures Transactions. The Funds may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Funds. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
     A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, a Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
     The Funds may only invest in futures contracts to hedge its existing investment positions and not for income enhancement, speculation, or leverage purposes.
     Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Funds are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Funds may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

     Options on Futures Contracts. The Funds may purchase and write put or call options and sell call options on futures contracts in which a Fund could otherwise invest and which are traded on a U.S. exchange or board of trade. The Funds may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
     The Funds may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation, or leverage purposes.
     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Funds will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Funds will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

     Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect a Fund against the risk of declining prices. A Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Funds will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

     Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Funds against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. A Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Funds will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

     Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

     Risks of Options and Futures Contracts. If one of the Funds has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.
     The Funds can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Funds intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Funds from closing a futures position, which could require a Fund to make daily cash payments with respect to its position in the event of adverse price movements.
     Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Funds' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Funds seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Funds might be required to exercise the options to realize any profit.

-------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS
     The Funds have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund.

     (1) Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
     (2) No Fund may concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the US Government or its agencies or instrumentalities and repurchase agreements secured thereby.)
     (3) No Fund may issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of a Fund's total assets and except by engaging in reverse repurchase agreements. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the affected Fund may pledge, mortgage or hypothecate its assets.
     (4) No Fund may underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with a Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
     (5) No Fund may invest directly in commodities or real estate, although a Fund may invest in financial futures, and in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
     (6) No Fund may make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with a Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Under current law, a diversified investment company, with respect to 75% of its assets, can invest no more than 5% of its assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer. Under current law, "concentrate" means to invest 25% or more in the securities of issuers primarily engaged in any one industry. Under current law a Fund may underwrite securities only in compliance with the conditions of

Sections 10(f)and 12(c) of the Investment Company Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security. For purposes of investment restriction #6 above, the Funds consider a "loan" to be a "loan of money."

NONFUNDAMENTAL INVESTMENT RESTRICTIONS
     The  Funds   have   adopted   the   following   nonfundamental   investment
restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

     (1) Under normal circumstances, the Fund will invest at least 80% of its net assets in large-cap companies (Large Cap Growth only).
     (2) Under normal circumstances, the Fund will invest less than 80% of its net assets in small cap companies (Small Cap Value only).
     (3) Under normal circumstances, the Fund will invest less than 80% of its net assets in mid-cap companies (Mid Cap Value only).
     (4) The Funds may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.
     (5) The Funds may not make short sales of securities or maintain a short position if such sales or positions exceed 20% of total assets under management.
     (6) A Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.
     (7) A Fund may not invest in options or futures on individual commodities if the aggregate initial margins and premiums required to establish such positions exceed 2% of the Fund's net assets.
     (8) A Fund may not invest in more than 5% of the value of its net assets in warrants (included in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange).
     (9) A Fund may not purchase illiquid securities if at least 15% of the value of the Fund's net assets would be invested in such securities.
     (10) A Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. Each Fund does not intend to make any purchases of securities if borrowing exceeds 15% of its total assets.
     (11) A Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.
     (12) A Fund may not purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 10% of the value of the Fund's net assets.
     (13) The Funds may not purchase or retain securities issued by investment companies for the purpose of exercising control. (Calvert Small Cap Value and Calvert Mid Cap Value only)

     Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.
     If the Board of Directors decides to change the investment policy pursuant to which a Fund invests at least 80% of the value of its assets in a particular type of investments or in investments in a particular industry or industries (see "Principal Investment Strategies" in the Funds' Prospectus), the Fund will provide shareholders with at least 60 days' prior written notice of such change before it is implemented, as required by applicable law.

-------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
-------------------------------------------------------------------------------

     Small Cap Value and Mid Cap Value intend to qualify, and Large Cap Growth intends to continue to qualify, as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level and pay taxes on its income and gains, rather than passing through its income and gains to shareholders so that shareholders also would pay taxes on these same income and gains.

     Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2004, capital loss carryforwards for Large Cap Growth were as follows:


                        Large Cap Growth $______________



     Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
     The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.
     Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

-------------------------------------------------------------------------------
                                 NET ASSET VALUE
-------------------------------------------------------------------------------

     The public offering price of the shares of the Funds is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective value of a Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
     The assets of the Funds are valued as follows: (a) securities for which market quotations are readily available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value; (b) other securities for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors.
     Below is a specimen price-make-up sheet showing how Large Cap Growth calculates the total offering price per share.

Net Asset Value and Offering Price Per Share, as of September 30, 2004 Large Cap Growth

  Net asset value per share
  ($________ / ________ shares)                                       $_____

  Maximum sales charge, Class A
  (4.75% of offering price)                                           $_____

  Offering price per share, Class A                                   $
                                                                      ======

  Class B net asset value and offering price per share
  ($________ / ________ shares)                                       $
                                                                      ======

  Class C net asset value and offering price per share
  ($________ / ________ shares)                                       $
                                                                      ======

  Class I net asset value and offering price per share
  ($________ / ________ shares)                                       $
                                                                      ======


-------------------------------------------------------------------------------
                           Calculation of total return
-------------------------------------------------------------------------------

Total Return and Other Quotations
     The Funds may advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
     Total return before taxes is computed according to the following formula:

                                 P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     Total return after taxes on distributions is computed according to the following formula:

                                P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.
     Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

                                P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.
     Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the maximum sales charge ("return with maximum load"), except quotations of return "without maximum load," or "at NAV" (or "without CDSC") which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

Large Cap Growth
     In the table below, after-tax returns are shown only for Class I shares. In addition, the standardized total return for Class A and Class I shares is
"linked" to the total return of the Fund's predecessor, the Social Responsibility Portfolio of Bridgeway Fund, Inc., and for Class A, is adjusted to show the sales charge. Please note that current expenses for the Class I Shares of Large Cap Growth are contractually capped at 0.90%, less than what they were for the Bridgeway Social Responsibility Portfolio and therefore, actual performance would have differed.

     Total returns for the Fund's shares for the periods indicated are as follows:

Before Taxes
------------------------- -------------------- ----------------------- ----------------------- -----------------------

   Periods Ended             Class A*                 Class B                 Class C                 Class I
 September 30, 2004        Total Return             Total Return            Total Return            Total Return
                         With       Without       With      Without       With      Without
                           Maximum Load                 CDSC                    CDSC
--------------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------------------
One year                   _____%      _____%      _____%      _____%      _____%      _____%          _____%
Five years                 _____%      _____%         N/A         N/A         N/A         N/A          _____%
Ten years                  _____%      _____%         N/A         N/A         N/A         N/A          _____%
From date of               _____%      _____%      _____%      _____%      _____%      _____%          _____%
inception**

* Performance for Class A shares is "linked" to Class I shares.



After Taxes on Distributions

------------------------------------------------
Periods Ended                    Class I
September 30, 2004            Total Return

------------------------------------------------
One year                          _____%
Five years                        _____%
Ten years                         _____%

After Taxes on Distributions and Sale of Fund Shares

------------------------------------------------
Periods Ended                    Class I
September 30, 2004             Total Return


------------------------------------------------
One year                          _____%
Five years                        _____%
Ten years                         _____%

**   (October 31, 2000, for Class B and C)
     (August 5, 1994 for Class A and I)

Small Cap Value and Mid Cap Value
     There is no return information because each Fund commenced operations on October 1, 2004.

-------------------------------------------------------------------------------
                        PURCHASE AND REDEMPTION OF SHARES
-------------------------------------------------------------------------------

     Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

     The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

     Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.
     Each Fund has filed a notice of election under Rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash).
See the prospectus for more details on purchases and redemptions.

-------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS
-------------------------------------------------------------------------------

     The Funds' Board of Directors supervises the respective Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Funds' Directors and Officers.
"Disinterested" Directors refers to those Directors who are not interested persons as that term is defined in the Investment Company Act of 1940 and the rules thereunder.

                                                                                        (Not Applicable to Officers)
                                                                                        # of
                            Position    Position                                       Calvert
         Name &               with        Start          Principal Occupation        Portfolios             Other
      Date of Birth           Fund        Date            During Last 5 Years         Overseen          Directorships
-------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS

REBECCA                    Director       2000      President of the national             7       o     Tom's of Maine
ADAMSON                                             non-profit, First Nations                     o     Calvert Foundation
DOB: 09/10/49
                                                    Financial Project.  Founded by
                                                    her in 1980, First Nations
                                                    is the only American Indian
                                                    alternative development
                                                    institute in the country.

MILES DOUGLAS HARPER, III  Director       2000      Partner, Gainer Donnelly &            1       o        Bridgeway Funds
DOB: 10/16/62                                       Desroches since January 1999.
                                                    Prior to that Mr. Harper was
                                                    Vice President, Wood, Harper,
                                                    PC.

Joy V. JOnes               Director       2000      Attorney and entertainment            7
DOB: 07/02/50                                       manager in New York City.

INTERESTED DIRECTORS

BARBARA J. KRUMSIEK*       Director &      2000     President, Chief Executive           37       o    Calvert Foundation
DOB: 08/09/52              President                Officer and Vice Chairman of
                                                    Calvert Group, Ltd. Prior to
                                                    joining Calvert in 1997, Ms.
                                                    Krumsiek had served as a
                                                    Managing Director of Alliance
                                                    Fund Distributors, Inc.

D. Wayne Silby, Esq.*      Director       2000      Mr. Silby is Chairman of             21       o    Ameritas Acacia
DOB: 07/20/48                                       GroupServe Foundation, a                           Mutual Life
                                                    software company focused on                        Insurance Company
                                                    collaborative tools for                       o    Calvert Foundation
                                                    non-profit groups. He is an                   o    Grameen Foundation
                                                    officer and director of Silby,                     USA
                                                    Guffey and Co., Inc., a
                                                    private investment company.



                                                                                          (Not Applicable to Officers)
                                                                                        # of
                            Position    Position                                       Calvert
         Name &               with        Start          Principal Occupation        Portfolios             Other
      Date of Birth           Fund        Date            During Last 5 Years         Overseen          Directorships
-----------------------------------------------------------------------------------------------------------------------
OFFICERS

SUSAN walker Bender, Esq.  Officer        2000      Assistant Vice President and
DOB: 01/29/59                                       Associate General Counsel of
                                                    Calvert Group, Ltd.

IVY WAFFORD DUKE, Esq.     Officer        2000      Assistant Vice President and
DOB: 09/07/68                                       Associate General Counsel of
                                                    Calvert Group, Ltd.

Daniel K. Hayes            Officer        2000      Senior Vice President of
DOB: 09/09/50                                       Calvert Asset Management
                                                    Company, Inc.


HUI PING HO, CPA           Officer        2000      Tax Compliance Manager of
DOB: 01/06/65                                       Calvert Group, Ltd. and
                                                    Assistant Fund Treasurer.

LANCELOT A. KING, Esq.     Officer        2002      Assistant Secretary and
DOB: 07/19/70                                       Assistant General Counsel of
                                                    Calvert Group, Ltd. Prior to
                                                    working at Calvert Group, Mr.
                                                    King was an associate with
                                                    Mintz, Levin, Cohn, Ferris,
                                                    Glovsky & Popeo, and also with
                                                    Kirkpatrick & Lockhart.

William M. Tartikoff,      Officer        2000      Senior Vice President,
Esq.                                                Secretary, and General Counsel
DOB: 08/12/47                                       of Calvert Group, Ltd.

Ronald M. Wolfsheimer,     Officer        2000      Senior Vice President and
CPA                                                 Chief Financial Officer of
DOB: 07/24/52                                       Calvert Group, Ltd.  and Fund
                                                    Treasurer.

MICHAEL V. YUHAS JR.,      Officer        2000      Director of Fund
CPA                                                 Administration of Calvert
DOB: 08/04/61                                       Group, Ltd. and Fund
                                                    Controller.

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of each Fund's Advisor and its affiliates. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of each Fund's Advisor.

     The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Directors and Officers as a group own less than 1% of any class of each Fund's outstanding shares. The Board of Directors has one standing Committee. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of each Fund's financial statements; review with the independent accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Committee met _____ times during the past fiscal year. The Disinterested Directors of the Board (Mmes. Jones and Adamson and Mr. Harper) comprise the Audit Committee.
     The Directors owned shares in the Funds and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2004:

Large Cap Growth
----------------
                                Dollar Range of             Aggregate Dollar Range of Equity Securities
                               Equity Securities          in All Registered Investment Companies Overseen
Name of Director                  in the Fund                 By Director in Calvert Family of Funds

Disinterested Directors
Rebecca Adamson                          $________                               $________
Miles Douglas Harper III                 $________                               $________
Joy V. Jones                             $________                               $________

Interested Directors

D. Wayne Silby                           $________                               $________
Barbara J. Krumsiek                      $________                               $________


Small Cap Value
---------------
                                Dollar Range of             Aggregate Dollar Range of Equity Securities
                               Equity Securities          in All Registered Investment Companies Overseen
Name of Director                  in the Fund                 By Director in Calvert Family of Funds

Disinterested Directors
Rebecca Adamson                          $________                               $________
Miles Douglas Harper III                 $________                               $________
Joy V. Jones                             $________                               $________

Interested Directors

D. Wayne Silby                           $________                               $________
Barbara J. Krumsiek                      $________                               $________

Mid Cap Value
-------------
                                Dollar Range of             Aggregate Dollar Range of Equity Securities
                               Equity Securities          in All Registered Investment Companies Overseen
Name of Director                  in the Fund                 By Director in Calvert Family of Funds

Disinterested Directors
Rebecca Adamson                          $________                               $________
Miles Douglas Harper III                 $________                               $________
Joy V. Jones                             $________                               $________

Interested Directors

D. Wayne Silby                           $________                               $________
Barbara J. Krumsiek                      $________                               $________


     Directors of a Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Directors' Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.



                           Director Compensation Table
                               Calvert Impact Fund
                           ---------------------------
Fiscal Year 2004             Aggregate Compensation         Pension or Retirement       Total Compensation from
(unaudited numbers)          from Registrant for            Benefits (i.e., deferred    Registrant and Fund
                             Service as Director            compensation)               Complex paid to Director for
                             (includes deferred             Accrued as part             Services as Director**
                             compensation)                  of Registrant Expenses*
Disinterested Directors
-----------------------
Rebecca Adamson                                  $______                      $______                   $______
Miles Douglas Harper III                         $______                      $______                   $______
Joy V. Jones                                     $______                      $______                   $______
Interested Directors
--------------------
Barbara J. Krumsiek                              $______                      $______                   $______
D. Wayne Silby                                   $______                      $______                   $______


*Mesdames Adamson and Jones and Messrs. Harper and Silby have chosen to defer a portion of their compensation. As of September 30, 2004, total deferred compensation, including dividends and capital appreciation, was $________; $________; $________; and $________ for each of them, respectively.
** As of September 30, 2004, the Fund Complex consists of ten (10) registered investment companies.

-------------------------------------------------------------------------------
                        INVESTMENT ADVISOR AND SUBADVISOR
-------------------------------------------------------------------------------

     The Funds' Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group Ltd., which is a subsidiary of Ameritas Acacia Mutual Holding Company. Under the Investment Advisory Agreement, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to direction and control by each Fund's Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Funds pay all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
     Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of 0.25% of Large Cap Growth's average daily net assets; 0.75% of Small Cap Value's average daily net assets; and 0.65% of Mid Cap Value's average daily net assets. Advisory fees are allocated among classes as a Fund-level expense based on net assets.
     The following chart shows the Investment Advisory fees paid to the Advisor by Large Cap Growth for the past three fiscal years.

                                2002              2003               2004
                                ----              ----               ----
Large Cap Growth             $41,260           $52,387            $______


     In evaluating the Investment Advisory Agreement with respect to Large Cap Growth, the Board of Directors received and considered a variety of information relating to Large Cap Growth and the Advisor. The disinterested Directors reviewed a written report prepared by the Advisor regarding various services provided by the Advisor and a separate report prepared by an independent third party, which provided a statistical analysis comparing Large Cap Growth's investment performance, expenses, and fees to comparable mutual funds. The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the approval of this agreement.
     In reapproving the Investment Advisory Agreement with respect to Large Cap Growth, the Board of Directors reviewed information provided by the Advisor relating to its operations and personnel, including, among other things, biographical information on the Advisor's supervisory and professional staff and descriptions of its organizational and management structure. The Directors also took into account similar information provided periodically throughout the previous year by the Advisor. In the course of their deliberations regarding the Investment Advisory Agreement with respect to Large Cap Growth, the Directors considered the following factors, among other things: the nature and quality of the services provided by the Advisor; the Advisor's administrative capabilities including its ability to supervise the other service providers for the Fund; the Advisor's personnel and operations; the Advisor's financial condition; the level and method of computing the Fund's advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor; the allocation of the Fund's brokerage, including the Advisor's process for monitoring "best execution" and use of "soft" dollars to pay for research and other services; the direct and indirect benefits, if any, derived by the Advisor from the relationship with the Fund; the effect of the Fund's growth and size on the Fund's performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's compliance programs and policies, including those related to personal investing, anti-money laundering and disclosure of portfolio holdings; the Advisor's policies and procedures regarding the prevention of market timing and late trading; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest. The Directors also took into account the Advisor's undertakings to maintain expense limitations for the Fund. In reviewing the overall profitability of the advisory fee to the Fund's Advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation.
     In reapproving the Investment Advisory Agreement with respect to Large Cap Growth, the Board of Directors, including the non-interested Directors, did not identify any single factor as controlling.
     On July 20, 2004, the Board of Directors, including the disinterested Directors, voted to approve amendment of the Investment Advisory Agreement with the Advisor to add Small Cap Value and Mid Cap Value. The disinterested Directors were separately represented by independent counsel in connection with their consideration of the approval of the amended Investment Advisory Agreement.
     In approving the amended Investment Advisory Agreement with respect to Small Cap Value and Mid Cap Value, the Board of Directors reviewed information provided by the Advisor relating to its operations and personnel, including, among other things, biographical information on the Advisor's supervisory and professional staff and descriptions of its organizational and management structure. In the course of their deliberations regarding the amended Investment Advisory Agreement with respect to Small Cap Value and Mid Cap Value, the Directors considered the following factors, among other things: the nature and quality of the services to be provided by the Advisor; the Advisor's administrative capabilities including its ability to supervise the other service providers for these Funds; the Advisor's personnel and operations; the Advisor's financial condition; the level and method of computing the proposed advisory fees for Small Cap Value and Mid Cap Value; the Advisor's performance with comparable funds; fee and expense information of comparable funds; the profitability of the Calvert Group of Funds to the Advisor; the proposed allocation of these Funds' brokerage, including the Advisor's process for monitoring "best execution" and use of "soft dollars" to pay for research and other services; the direct and indirect benefits, if any, to be derived by the Advisor from the relationship with Small Cap Value and Mid Cap Value; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's compliance programs and policies, including those related to personal investing, anti-money laundering and disclosure of portfolio holdings; the Advisor's policies and procedures regarding the prevention of market timing and late trading; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest. The Directors also took into account the Advisor's undertakings to maintain expense limitations for each Fund. In reviewing the overall profitability of the advisory fees to the Advisor with respect to Small Cap Value and Mid Cap Value, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to each Fund for which they will receive compensation.

Subadvisors Bridgeway Capital Management, Inc. ("BCM") is controlled by John Montgomery and his family. The Subadvisor receives a subadvisory fee, paid by Large Cap Growth. The Investment Subadvisory Agreement between BCM and the Fund provides that the BCM is entitled to a base annual fee ("Base Fee"), payable monthly, of 0.45% of the Fund's average daily net assets. BCM may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the New York Stock Exchange was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month, and for purposes of calculating the performance fee, net assets are averaged over the rolling one-year performance period. Under this performance fee arrangement, if the Fund's returns exceed the S&P 500 Index, Bridgeway is entitled to receive a performance fee even if the Fund's returns are negative.
     Channing Capital Management, LLC is controlled by Eric Taylor McKissack. Channing receives a fee, paid by the Advisor, of 0.60% of Small Cap Value's first $10 million of average net assets it manages, 0.50% of the next $40 million of such assets, and 0.40% of any such assets over $50 million. It receives a fee of 0.45% of Mid Cap Value's first $10 million of average net assets it manages, 0.35% of the next $40 million of such assets, and 0.25% of any such assets over $50 million.
     The Directors reviewed information provided by BCM relating to its operations, personnel, investment philosophy, strategies and techniques. The disinterested Directors were separately represented by independent counsel in connection with their consideration of the reapproval of the Investment Subadvisory Agreement between BCM and the Fund. Among other things, BCM provided biographical information on portfolio management and other professional staff, performance information for the Subadvisor, Large Cap Growth's competitors and relevant benchmarks and descriptions of the Subadvisor's investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.
     The Board of Directors reapproved the investment Subadvisory Agreement between BCM and the Advisor based on a number of factors relating to the Subadvisor's ability to perform under its Subadvisory Agreement. In the course of their deliberations, the Directors evaluated, among other things: the services to be rendered by the Subadvisor; the Subadvisor's management style and long-term performance record; Large Cap Growth's performance record and the Subadvisor's performance in employing its investment strategies; the
Subadvisor's current level of staffing and its overall resources; the qualifications and experience if the Subadvisor's personnel; the Subadvisor's financial condition; the Subadvisor's compliance systems and policies, including those related to personal investing and disclosure of portfolio holdings; and any disciplinary history.
     On July 20, 2004, the Board of Directors, including the disinterested Directors, voted to approve the Investment Subadvisory Agreement with Channing with respect to Small Cap Value and Mid Cap Value. The disinterested Directors were separately represented by independent counsel in connection with their consideration of the approval of this Subadvisory Agreement. In considering the Subadvisory Agreement for Small Cap Value and Mid Cap Value, the Directors
reviewed a variety of materials relating to the Subadvisor, including comparative performance, fee and expense information for other similar mutual funds and performance information for relevant benchmark indices.
     The Directors also reviewed information provided by Channing relating to its operations, personnel, investment philosophy, strategies and techniques. Among other things, Channing provided biographical information on portfolio management and other professional staff, fee and performance information for other mutual funds managed by Channing and descriptions of investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices. In the course of their deliberations regarding the Subadvisory Agreement, the Directors evaluated, among other things: (i) the services to be rendered by Channing; (ii) the qualification and experience of Channing's portfolio management, compliance and executive personnel; (iii) Channing's compliance programs and policies including those related to personal investing and disclosure of portfolio holdings; and
(iv) the appropriateness of the particular investment strategies that Channing would employ in managing each Fund's assets for pursuing the respective Fund's investment objective. The Directors also took into account the financial condition of Channing.

Conclusions
     The Directors reached the following conclusions regarding the Advisory Agreement with respect to Large Cap Growth and the amended Advisory Agreement with respect to Small Cap Value and Mid Cap Value, and the applicable Subadvisory Agreements, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Subadvisor is qualified to manage the applicable Fund's assets in accordance with its investment objectives and policies; (c) the Advisor and each Subadvisor maintain appropriate compliance programs; (d) performance of Large Cap Growth is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices;
(e) Large Cap Growth's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and applicable Subadvisor; (f) Channing's investment strategies are appropriate for pursuing the respective investment objectives of Small Cap Value and Mid Cap Value; (g) Channing is likely to execute its investment strategies consistently over time; and (h) Small Cap Value's and Mid Cap Value's advisory fees are reasonable in relation to those of similar funds and to the services to be provided by Channing. Based on their conclusions, the Directors determined that approval of the Investment Advisory Agreement and the applicable Subadvisory Agreement would be in the interests of the respective Fund and its shareholders.
     Small Cap Value and Mid Cap Value have received an exemptive order to permit each Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval.

Within 90 days of the hiring of any subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the affected Fund will furnish its shareholders information about the new subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.


-------------------------------------------------------------------------------
                          ADMINISTRATIVE SERVICES AGENT
-------------------------------------------------------------------------------

     Calvert Administrative Services Company ("CASC"), an affiliate of the advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:


                                    Class A, B, and C            Class I
Large Cap Growth                          0.20%                   0.10%
Mid Cap Value                             0.25%                   0.10%
Small Cap Value                           0.25%                   0.10%

     The following chart shows the administrative fees paid to CASC by Large Cap Growth for the past three fiscal years:

                                  2002              2003               2004
                                  ----              ----               ----
Large Cap Growth               $28,353           $38,145            $______

     Administrative services fees are allocated as a class-level expense based on net assets.

-------------------------------------------------------------------------------
                             METHOD OF DISTRIBUTION
-------------------------------------------------------------------------------

     Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Funds. CDI is an affiliate of each Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted Distribution Plans (the "Plans"), which permit the Funds to pay certain expenses associated with the distribution of shares. Such expenses may not exceed, on an annual basis, 0.25% of Large Cap Growth's Class A average daily net assets and 0.35% of the respective average daily net assets of Small Cap Value and Mid Cap Value. Expenses under the Funds' Class B and Class C Plans may not exceed, on an annual basis, 1.00% of each Fund's Class B and Class C average daily net assets, respectively. Class I has no Distribution Plan. Class A Distribution Plans reimburse CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses. Distribution Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and, for Class B, interest and finance charges.
     Each Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Funds is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing Fund.
     The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund. If the Funds should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
     As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Distribution Plan expenses (paid by a Fund as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of June 30, 2004, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms:
American Express, Merrill Lynch - FDS, Thrivent Financial for Lutherans, Raymond James, AIC, Washington Mutual, CUSO, US Bancorp, and Marshall & Isley. The Advisor, CDI, and/or their affiliates do not use any directed brokerage of Fund portfolio trading commissions to compensate brokers for the sale of Fund shares.
     The Funds have entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Funds' securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of each Fund's respective classes. These fees are paid pursuant to the Funds' Distribution Plan.
     Total Distribution Plan Expenses paid to CDI by Large Cap Growth for the fiscal year ended September 30, 2004 were:

                                   Class A           Class B          Class C
Large Cap Growth                   $______           $______          $______
     For  the  fiscal  year  ended  September  30,  2004,   Large  Cap  Growth's
Distribution Plan expenses for Classes A, B and C were spent for the following purposes:

Large Cap Growth                        Class A        Class B        Class C
----------------                        -------        -------        -------
Compensation to broker-dealers          $______        $______        $______
Compensation to sales personnel         $______        $______        $______
Advertising                             $______        $______        $______
Printing and mailing of prospectuses
  to other than current shareholders    $______        $______        $______
Compensation to underwriters            $______        $______        $______
Other                                   $______        $______        $______


     Class A shares of each Fund are offered at net asset value plus a front-end sales charge as follows:

Amount of                          As a % of     As a % of    Allowed to
Investment                         Offering      net amount   Brokers as a % of
                                   Price         Invested     offering price
-------------------------------------------------------------------------------
Less than $50,000                  4.75%         4.99%        4.00%
$50,000 but less than $100,000     3.75%         3.90%        3.00%
$100,000 but less than $250,000    2.75%         2.83%        2.25%
$250,000 but less than $500,000    1.75%         1.78%        1.25%
$500,000 but less than $1,000,000  1.00%         1.01%        0.80%
$1,000,000 and over                0.00%         0.00%        0.00%

     CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last three fiscal years were:

Large Cap Growth
Fiscal Year

                  2002                   2003                       2004
                  ----                   ----                       ----
            Gross         Net    Gross           Net         Gross          Net
---------------------------------------- --------------------------------------
Class A    $48,980      $11,918 $55,766         $24,340     $______     $______

-------------------------------------------------------------------------------
Class B            $0                    $0                       $______

-------------------------------------------------------------------------------
Class C            $265                  $807                     $______

     Fund Directors and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus for additional share purchase information.

-------------------------------------------------------------------------------
                    TRANSFER AND SHAREHOLDER SERVICING AGENTS
-------------------------------------------------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.
     For these services, BFDS and CSSI receive a fee based on the number of shareholder accounts and transactions. CSSI may contract with subagents, at the Funds' expense, to provide recordkeeping and sub-accounting services to the Funds. The following chart shows the shareholder servicing fees paid to CSSI by Large Cap Growth for the past three fiscal years:

                              2002              2003               2004
                              ----              ----               ----
Large Cap Growth           $______           $______            $______


-------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

     Fund transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds' Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Funds' Board of Directors.
     Broker-dealers who execute portfolio transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the advisor/subadvisor obligation to seek best execution.

     For the last three fiscal years, total brokerage commissions paid for Large Cap Growth were as follows:

                                2002              2003               2004
                                ----              ----               ----
Large Cap Growth             $10,613           $17,054            $______

     Large Cap Growth did not pay any brokerage commissions to affiliated persons during fiscal year 2004.

     While the Funds' Advisor and Subadvisors select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Funds. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.
     If, in the judgment of the Advisor or Subadvisors, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert funds and managed accounts.
     For the fiscal year ended September 30, 2004, the Advisor and/or Subadvisors allocated brokerage commissions for soft dollar research services for Large Cap Growth in the following amounts:



                  Transactions (in shares)                  Related Commissions

Large Cap Growth         ______                                 $______

The portfolio turnover rates for Large Cap Growth for the last two fiscal years were as follows:

                                         2003              2004
                                         ----              ----
Large Cap Growth                          78%             ____%


-------------------------------------------------------------------------------
                          PORTFOLIO HOLDINGS DISCLOSURE
-------------------------------------------------------------------------------

Publicly Available Portfolio Holdings
     A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the Securities and Exchange Commission ("SEC") in a publicly available filing; or (2) the day next following the day such information is posted on the www.calvert.com website. A Fund's publicly available portfolio holdings, which may be provided to third parties without prior approval, are:

     1. Complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR.

     2. Complete portfolio holdings disclosed in the Fund's first and third quarter reports and filed with the SEC on Form N-Q.

     3. Top ten portfolio holdings disclosed in the Fund's monthly profiles and posted on the Calvert website approximately 15 days after month-end.

     4. Attribution reports containing only sector and/or industry breakdown for a Fund.

Non-Public Portfolio Holdings
     Disclosure of a Fund's non-public portfolio holdings provides the recipient with information more current than the most recent publicly available portfolio holdings. The Funds have policies and procedures in place that allow the disclosure of non-public portfolio holdings for legitimate business purposes subject to certain conditions. Pursuant to these policies and procedures, the disclosure of non-public portfolio holdings may be considered permissible and within a Fund's legitimate business purposes with respect to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance. These policies and procedures must be followed when disclosing a Fund's portfolio holdings to any party when such disclosure would provide information more current than the Fund's most recent publicly available portfolio holdings.

Rating and Ranking Organizations
     Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from Performance Analytics may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar, etc.), without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Service Providers
     A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Other Recipients
     A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, including current and prospective shareholders of the Funds and current and prospective clients (to be identified in the Fund's Statement of Additional Information), provided that:

     1. The recipient makes a specific request to an officer of the Fund ("Authorized Individual");

     2. The Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;

     3. The Authorized Individual obtains prior approval from the Legal Department;

     4. The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (1) will be kept confidential; (2) may not be used to trade; and (3) may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual;

     5. In approving a request, consideration should be given to (i) the recipient's need for the relevant holdings information; (ii) whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund; and
     (iii) what conflicts may result from such disclosures; and

     6. No compensation or other consideration is paid by or on behalf of the recipient to the Fund, its Investment Adviser, or any other party in connection with each such arrangement.

Media
Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Board Oversight
The Fund's Board of Directors will periodically review this policy and procedures.

Ongoing Arrangements
The following is a list of those entities to whom information about each Fund's portfolio securities is made available, including the identity of the persons who receive information pursuant to such arrangements.

Name of Person/Entity      Information Provided             Frequency/Lag Time
--------------------       -------------------              ------------------


-------------------------------------------------------------------------------
                        PERSONAL SECURITIES TRANSACTIONS
-------------------------------------------------------------------------------

     The Funds, their Advisors, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public.

The Code of Ethics permits each Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

-------------------------------------------------------------------------------
                             PROXY VOTING DISCLOSURE
-------------------------------------------------------------------------------

     Please refer to Appendix A of this Statement of Additional Information for the Proxy Voting Guidelines of the Calvert Funds. This document includes the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund's Investment Advisor, principal underwriter, or an affiliated person of the Fund, its Investment Advisor, or principal underwriter.

-------------------------------------------------------------------------------
   PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF
                                  DIRECTORS
-------------------------------------------------------------------------------

     Any shareholder who wishes to send a communication to the Board of Directors of a Calvert Fund should send the communication to the attention of the Fund's Secretary at the following address:

                  Calvert Funds
                  Attn: [Name of Fund] Secretary
                  4550 Montgomery Avenue
                  Bethesda, Maryland 20814

     All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Directors.
     A shareholder wishing to recommend to the Nominating Committee of a Fund a candidate for election as a Director may request the Fund's Policy for the Consideration of Director Nominees by contacting the Fund's Secretary at the address above.
     If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund's Board of Directors, then the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Directors or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Director or to the Committee, as applicable.

-------------------------------------------------------------------------------
                       INDEPENDENT AUDITORS AND CUSTODIANS
-------------------------------------------------------------------------------

     KPMG LLP serves as independent auditors for the Funds. For fiscal years prior to 2002, Large Cap Growth used other auditors. State Street Bank & Trust Company, N.A., serves as custodian of the Funds' investments. M&T Bank also serves as custodian of certain of the Funds' cash assets. The custodians have no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

-------------------------------------------------------------------------------
                               GENERAL INFORMATION
-------------------------------------------------------------------------------

     Each Fund is a series of Calvert Impact Fund, Inc., an open-end management investment company organized as a Maryland corporation on August 10, 2000. Each Fund is diversified. Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Each Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
     The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of a Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

-------------------------------------------------------------------------------
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
-------------------------------------------------------------------------------

     As of December 31, 2004, the following shareholders owned 5% or more of the outstanding voting securities of the class of the Funds as shown:
Fund Name
Name and Address                                              % of Ownership

Large Cap Growth

Charles Schwab & Co. Inc.                                    _____% of Class A
Reinvest Account
Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

MLPF&S for the Sole Benefit of Its Customers                 _____% of Class B
Fund Administration 973U7
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

MLPF&S for the Sole Benefit of Its Customers                 _____% of Class C
Fund Administration 973U7
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

National Financial Serv. Corp. for the Exclusive             _____% of Class I
Benefit of Our Customers
Attn: Mutual FDS Department 5th Floor
200 Liberty Street
1 World Financial Center
New York, NY  10281-1003

Pershing LLC                                                 _____% of Class I
Attn: Mutual Funds
P.O. Box 2052 Jersey City, NJ 07303-2052

Small Cap Value

[To be added]

Mid Cap Value

[To be added]

-------------------------------------------------------------------------------
                             FUND SERVICE PROVIDERS
-------------------------------------------------------------------------------




INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Shareholder Service
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT auditors
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, MA 02110

CUSTODIAN (cash assets)
M&T Bank
25 South Charles Street
Baltimore, MD  21203

-------------------------------------------------------------------------------
                                   APPENDIX A
-------------------------------------------------------------------------------


                             PROXY VOTING GUIDELINES

Introduction

     Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.
     These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility. The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

     Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

     Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and
     perspectives;   full  disclosure  of  company   performance  on  financial,
     environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

     Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

     As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.

Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.
     On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate Advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.
     When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund Advisor generally foresees voting all shares as described except in special circumstances where the Advisor determines that a contrary vote may be in the best interests of Fund shareholders.
     When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund Advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
     When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.
     Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and SEC rules governing inclusion of specific items in corporate proxies change. We have constructed these Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.
     Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and will, after August 31, 2004, also be available on the Securities and Exchange Commission's website at www.sec.gov.

I.       CORPORATE GOVERNANCE

         A.       Board and Governance Issues

     Board of Directors

     The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.
     One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.
     Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.
     Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board be an independent director.
     Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert's goal in  addressing  board  diversity  is to assure that boards of  directors  fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.
     Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund Advisor will vote on a case-by-case basis on board independence and board diversity matters.
     Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.
     The board should periodically evaluate its performance, the performance of it various committees, and the performance of individual board members in governing the corporation.
     The Fund Advisor will oppose slates of directors without at least a majority of independent directors.
     The Fund Advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the Advisor conclude that the presence of women and people of color on the board constitutes mere token representation.
     The Fund Advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.
     The Fund  Advisor will support  proposals  requesting  that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
     The Fund Advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.
     The Fund Advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.
     The Fund Advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

     Classified or Staggered Boards

     On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.
     The Fund Advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

     Increase Authorized Common Stock

     Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.
     The Fund Advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
     The Fund Advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund Advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

     Blank Check Preferred Stock

     Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.
     The Fund Advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund Advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

     Supermajority Vote Requirements

     Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.
     The Fund Advisor will ordinarily oppose supermajority vote requirements.

     Restrictions on Shareowners Acting by Written Consent

     Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.
     The Fund Advisor will ordinarily oppose proposals to limit or eliminate the right of shareowners to act by written consent.

     Restrictions on Shareowners Calling Meetings

     It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.
     The Fund Advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings, as such restrictions limit the right of shareowners to participate in governance.

     Limitations, Director Liability and Indemnification

     Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.
     The Fund Advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

     Reincorporation

     Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.
     The Fund Advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
     The Fund Advisor will ordinarily oppose proposals to reincorporate outside the United States if the Advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

     Cumulative Voting

     Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.
     The Fund Advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

     Dual or Multiple Classes of Stock

     In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.
     The Fund Advisor will ordinarily oppose proposals to create dual classes of stock. However, the Advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

     Limit Directors' Tenure

     Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.
     Accordingly, the Fund Advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

     Director Stock Ownership

     Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements, or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.
     The Fund Advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
     The Fund Advisor will oppose excessive awards of stock or stock options to directors.

     Selection of Auditor and Audit Committee Chair

     Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.
     Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings).
     The Fund Advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees, or in any other case where the Advisor determines that the independence of the auditor may be compromised.
     The Fund Advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees, or in any other case where the Advisor determines that the independence of the auditor may be compromised.
     The Fund Advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the Advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

     Charter and By-Laws

     There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.
     The Fund Advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

     Expensing of Stock Options

     The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.
     The Fund Advisor will ordinarily support proposals requesting that companies expense stock options.

         B.       Executive and Employee Compensation

     In 1980, CEO compensation was 42 times greater than the average worker; by 2000, CEOs were paid 600 times more than their average employees. According to the AFL-CIO, if the rate of growth of executive compensation were to continue, the average CEO's salary would equal that of about 150,000 American factory workers in the year 2050. "The size of CEO compensation is simply out of hand." Business Week, 04/22/02.
     The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.
     Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.
Prosperity should be shared broadly within a company, as should the downside risk of share ownership.
     Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

     Disclosure of CEO, Executive, Board and Management Compensation

     The Fund Advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

     Compensation for CEO, Executive, Board and Management

     The Fund Advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

     Formation and Independence of Compensation Review Committee

     The Fund Advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

     Stock Options for Board and Executives

     During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes. Many investors began to question whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.
     Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.
     The Fund Advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.
     The Fund Advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.
     The Fund Advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.
     The Fund Advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
     The Fund Advisor will ordinarily support proposals requiring that all option plans and option re-pricing must be submitted for shareholder approval.
     The Fund Advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

     The Fund Advisor will ordinarily  support proposals to approve stock option
plans  for  outside  directors  subject  to  the  same  constraints   previously
described.

     Employee Stock Ownership Plan (ESOPs)

     The Fund Advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund Advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

     Pay Equity

     The Fund Advisor will support proposals requesting that management provide a pay equity report.

     Ratio Between CEO and Worker Pay

     The Fund Advisor will support proposals requesting that management report on the ratio between CEO and employee compensation. The Fund Advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum ratio between CEO and employee compensation and/or a cap on CEO compensation.

     Executive Compensation Tie to Non-Financial Performance

     The Fund Advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

     Shareowner Access to Proxy

     Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.
     The Fund Advisor will ordinarily support proposals for shareowner access to the proxy ballot.

     Golden Parachutes

     Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.
     The Fund Advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

     The Fund Advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
     The Fund Advisor will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

     C.     Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

     Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

     Considering the Non-Financial Effects of a Merger Proposal

     Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.
     The Fund Advisor will support proposals that consider non-financial impacts of mergers.
     The Fund Advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.
     The Fund Advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

     Poison Pills

     Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.
     The Fund Advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
     The Fund Advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

     Greenmail

     Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowner.
     The Fund Advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

     Opt-Out of State Anti-takeover Law

     Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

The Fund Advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

II.      CORPORATE SOCIAL RESPONSIBILITY

     A.       Sustainability Reporting

     The  global  economy  of the 21st  century  must find ways to fashion a new model of wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and organizational strategy. Corporations are being asked to play a larger role in addressing economic, environmental and social issues, and are subject to rising expectations. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.
     The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
     The Fund Advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

     B.  Environment

     All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.
     The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
     The Fund Advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.
     The Fund Advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

     CERES Principles and Sustainability Reporting

     The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.
     The Fund Advisor will support proposals requesting that a company become a signatory to the CERES Principles.

     Climate Change/Global Warming

     The current worldwide scientific consensus, according to the Intergovernmental Panel on Climate Change (IPCC), is that the earth's temperature is warming; that most of the warming observed over the last 50 years is likely the result of human activities that emit greenhouse gases into the atmosphere, particularly carbon dioxide (CO2); and that the earth's temperature will rise between 2.5 and 10.5 degrees Fahrenheit over the next century unless there is a dramatic (60 to 80 percent) reduction in CO2 emissions. Failure to address this developing ecological catastrophe will likely mean rising sea levels, melting polar ice caps, coastal erosion, increasingly dramatic storms, floods and other natural disasters, as well as accelerating species losses and habitat extinctions.
     Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as well, as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contributes to climate change. Initiatives have included proposals requesting companies to disclose information about their impact on climate change, to set targets for reduction in greenhouse gas emissions, to increase energy efficiency, and to substitute some forms of renewable energy resources for fossil fuels.
     The Fund Advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

     Environmental Justice

     Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities, or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.
     The Fund Advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
     The Fund Advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

     C.        Workplace Issues

     Labor Relations

     Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to organize and bargain collectively.
     The Fund Advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
     The Fund Advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
     The Fund Advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

     Vendor/Supplier Standards

     Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.
     The Fund Advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

     Diversity and Equal Employment Opportunity

     Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.
     Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay and lesbian employees.
     The Fund Advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
     The Fund Advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.
     The Fund Advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation.
     The Fund Advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

     Plant Closings

     Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.
     The Fund Advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

     D.       Product Safety and Impact

     Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.
     The Fund Advisor will review on a case-by-case basis proposals requesting that companies report on the impacts of their products on society, and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.
     The Fund Advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

     Animal Welfare

     Shareowner resolutions are sometimes filed with firms who engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.
     The Fund Advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
     The Fund Advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.
     The Fund Advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

     Tobacco

     Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.
     The Fund Advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
     The Fund Advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

     E. International Operations and Human Rights

     Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.
     Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within them. For example, shareowners have in the past asked companies to commit themselves to uphold the South African Council of Churches Code of Conduct for corporations doing business in South Africa; or to report on or comply with the MacBride Principles aimed at eliminating religious discrimination in Northern Ireland. In other cases, resolutions have requested that companies report on operations, or cease operations, in particular nations with repressive regimes or a history of human rights and labor abuses, such as Tibet, China, Indonesia, Nigeria, or Burma. In some cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.
     The Fund Advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations in countries with repressive regimes.
     The Fund Advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
     The Fund Advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

     Unauthorized Images

     Some domestic corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use Native American symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.
     The Fund Advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

     Bank Lending in Developing Countries

     Shareowner resolutions are sometimes filed calling on banks and other international lending institutions to adopt lending policies that provide social, economic and environmental benefits to developing nations. In some cases, developing nations are not in a position to repay these loans, owing to economic or fiscal crises. As creditors, the banks have often insisted on belt-tightening and other restructuring measures that can result in high inflation, rising unemployment and social instability. Some advocates have argued for the forgiveness of such loans in order to promote social and economic gains for millions of citizens in developing nations. Forgiveness, however, may also result in unacceptable loss to lending institutions and their shareowners. Proposals calling for debt forgiveness to developing countries may have some merit, if there is a reasonable prospect that, with forgiveness, the countries can rebuild economic security and fiscal control, and such forgiveness would not greatly impair the finances of the lending institutions.

     The Fund Advisor will examine and vote on a case-by-case basis proposals calling on banks to forgive loans made to developing countries.

     Mexican Maquiladora Operations

     Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in maquiladora plants located in Mexico near the United States border, or companies that have moved operations to countries in the Caribbean or Central America under U.S. government-sponsored programs to promote trade and economic development in the hemisphere. Companies have located in this region to take advantage of lower labor costs and fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of the environmental integrity of communities.
     The Fund Advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in operations in maquiladoras or other Latin American or Caribbean operations.
     The Fund Advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in maquiladora or other offshore operations.

     Access to Pharmaceuticals

     The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.
     The Fund Advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
     The Fund Advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

     F. Indigenous Peoples' Rights

     Cultural Rights of Indigenous Peoples

     The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments.
     The Fund Advisor will support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

     G. Weapons Contracting

     Weapons/Military Conversion

     Shareowner resolutions will sometimes be filed with companies with significant military contracts, asking them to report on future plans to diversify or convert to the production of civilian goods and services.
     The Fund Advisor will ordinarily support proposals calling for reports on the scale and character of military sales or conversion of military production or technology to civilian purposes.

     H. Community

     Equal Credit Opportunity

     Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.
     The Fund Advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

     Redlining

     Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.
     The Fund Advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

     Predatory Lending

     Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.
     The Fund Advisor will support proposals calling on companies to address and eliminate predatory lending practices.

     Insurance Companies and Economically Targeted Investments

     Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.
     The Fund Advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

     I. Political Action Committees and Political Partisanship

     Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political contributions may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.
     The Fund Advisor will ordinarily support resolutions asking companies to disclose political contributions made either directly or through political action committees.
     The Fund Advisor will ordinarily support resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.
     The Fund Advisor will ordinarily support resolutions requesting that companies discontinue lobbying or political contributions that are inconsistent with shareholder or other stakeholder interests, including efforts toweaken policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

     J. Other Issues

     All social issues that are not covered in these guidelines are delegated to the Fund's Advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

III. CONFLICT OF INTEREST POLICY

     All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above. Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment Advisor, sub-Advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

     Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.


Adopted September 2000.
Revised September 2002.
Revised June 2003.

-------------------------------------------------------------------------------
                                   APPENDIX B
-------------------------------------------------------------------------------



                                LETTER OF INTENT



Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of:_____________________ (Fund name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 5% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen-month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In  determining  the  total  amount of  purchases  made  hereunder,  shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

____________________________________           ________________________________
Dealer                                         Name of Investor(s)

By
____________________________________           ________________________________
Authorized Signer                              Address



____________________________________           ________________________________
Date                                           Signature of Investor(s)


____________________________________           ________________________________
Date                                           Signature of Investor(s)

-------------------------------------------------------------------------------
                                   APPENDIX C
-------------------------------------------------------------------------------

CORPORATE BOND AND COMMERCIAL PAPER RATINGS  (source:  Standard & Poor's)
-------------------------------------------

Bonds
AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB:  An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: These obligations are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC:   An obligation rated CC is currently highly vulnerable to nonpayment.
C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.
D: An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes
SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.
SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.
SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2: This rating indicates a satisfactory degree of safety regarding timely payment.
A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

LONG-TERM OBLIGATION RATINGS (source: Moody's Investors Service)
----------------------------
     Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS  (source: Moody's Investors Service)
------------------

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Part C. Other Information


Item 23. Exhibits


a    Articles  of  Incorporation   incorporated  by  reference  to  Registrant's
     Pre-Effective   Amendment  No.  3,  November  1,  2000,   accession  number
     0001121624-00-000017.


b By-laws incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.


c    Instruments defining the security holder rights (not applicable).


d Investment Advisory Agreement with Calvert Asset Management incorporated by Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Investment Subadvisory Agreement (Bridgeway) incorporated by reference to Registrant's Post-Effective Amendment No. 4, February 26, 2001, accession number 0001121624-01-000027. Amended Schedule to Advisory Agreement and Form of Investment Sub-Advisory Agreement (Channing Capital) incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.


e Underwriting Agreement with Calvert Distributors, Inc. incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Amended Schedule to Underwriting Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.


f Directors' Deferred Compensation Agreement incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.


g    Custodial    Agreement    incorporated   by   reference   to   Registrant's
     Post-Effective Amendment No. 4, February 26, 2001, accession number 0001121624-01-000027. Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.


h Transfer Agency Agreement with National Financial Data Services incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Servicing Agreement with Calvert Shareholder Services incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Administrative Services Agreement with Calvert Administrative Services Company incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Amended Schedule to Shareholder Servicing Contract incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012. Amended Schedule to Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.


99B10 Draft Opinion and Consent of Counsel as to legality of shares being registered filed herewith.


99B11 Draft Independent Auditor Consent (not applicable).


k    Omitted financial statement re computation of ratios (not applicable).


l    Letter regarding initial capital  incorporated by reference to Registrant's
     Pre-Effective   Amendment  No.  3,  November  1,  2000,   accession  number
     0001121624-00-000017.


m Plan of distribution, Class A, B, and C incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Amended Schedule to Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.


n 18f-3 Multiple Class Plan, Class A, B, C, and I, incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Amended Schedule to Multiple-Class Plan incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.


99B17b  Power of  Attorney  Forms  incorporated  by  reference  to  Registrant's
Post-Effective   Amendment   No.  3,   January  30,   2003,   accession   number
0001121624-03-000001.


p    Code  of  Ethics  for  CAMCO  incorporated  by  reference  to  registrant's
     Post-Effective   Amendment  No.  4,  February  2,  2004,  accession  number
     0001121624-04-000001.


99B18b Code of Ethics for Sub-Adviser (Bridgeway) incorporated by reference to Registrant's Post-Effective Amendment No. 3, January 30, 2003, accession number 0001121624-03-000001.


99.B18.c Code of Ethics for Sub-Adviser (Channing Capital) incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012.



Item 24. Persons Controlled by or Under Common Control With Registrant


                  Not applicable.


Item 25. Indemnification


Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.


Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $11 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.


Item 26. Business and Other Connections of Investment Adviser


                     Name of Company,


Name                 Principal Business and Address       Capacity


Barbara J. Krumsiek


                     Calvert Variable Series, Inc.        Officer


                     Calvert Municipal Fund, Inc.         and


                     Calvert World Values Fund, Inc.      Director


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     First Variable Rate Fund for         Officer


                       Government Income                  and


                     Calvert Tax-Free Reserves            Trustee


                     Calvert Social Investment Fund


                     Calvert Cash Reserves


                     The Calvert Fund


                     Calvert Social Index Series, Inc.


                     Calvert Impact Fund, Inc.


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Asset Management


                       Co., Inc.                          Officer


                     Investment Advisor                   and


                     4550 Montgomery Avenue               Director


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Group, Ltd.                 Officer


                     Holding Company                     and


                     4550 Montgomery Avenue              Director


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Shareholder


                       Services, Inc.                     Officer


                     Transfer Agent                       and


                     4550 Montgomery Avenue               Director


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Administrative


                       Services Co.                        Officer


                     Service Company                       and


                     4550 Montgomery Avenue                Director


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Distributors, Inc.            Officer


                     Broker-Dealer                         and


                     4550 Montgomery Avenue                Director


                     Bethesda, Maryland 20814


                     ---------------


Ronald M. Wolfsheimer


                     First Variable Rate Fund              Officer


                       for Government Income


                     Calvert Tax-Free Reserves


                     Calvert Cash Reserves


                     Calvert Social Investment Fund


                     The Calvert Fund


                     Calvert Variable Series, Inc.


                     Calvert Municipal Fund, Inc.


                     Calvert World Values Fund, Inc.


                     Calvert Social Index Series, Inc.


                     Calvert Impact Fund, Inc.


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     --------------


                     Calvert Asset Management


                       Co., Inc.                          Officer


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Group, Ltd.                  Officer


                     Holding Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Shareholder


                       Services, Inc.                     Officer


                     Transfer Agent


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Administrative


                       Services Co.                       Officer


                     Service Company                      and


                     4550 Montgomery Avenue               Director


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Distributors, Inc.           Officer


                     Broker-Dealer                        and


                     4550 Montgomery Avenue               Director


                     Bethesda, Maryland 20814


                     ---------------


David R. Rochat


                     First Variable Rate Fund             Officer


                       for Government Income              and


                     Calvert Tax-Free Reserves            Trustee


                     Calvert Cash Reserves


                     The Calvert Fund


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Municipal Fund, Inc.         Officer


                     Investment Company                   and


                     4550 Montgomery Avenue               Director


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Asset Management


                       Co., Inc.                          Officer


                     Investment Advisor                   and


                     4550 Montgomery Avenue               Director


                     Bethesda, Maryland 20814


                     ---------------


                     Chelsea Securities, Inc.             Officer


                     Securities Firm                      and


                     Post Office Box 93                   Director


                     Chelsea, Vermont 05038


                     ---------------


                     Grady, Berwald & Co.                 Officer


                     Holding Company                      and


                     43A South Finley Avenue              Director


                     Basking Ridge, NJ 07920


                     ---------------


Charles T. Nason


                     Ameritas Acacia Mutual               Officer and


                       Holding Company                    Director


                     Acacia Life Insurance


                     Insurance Companies


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Acacia Financial Corporation         Officer


                     Holding Company                      and Director


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Acacia Federal Savings Bank          Director


                     Savings Bank


                     7600-B Leesburg Pike


                     Falls Church, Virginia 22043


                     ---------------


                     Enterprise Resources, LLC            Director


                     Business Support Services


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Acacia Realty Square, LLC            Director


                     Realty Investments


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Group, Ltd.                  Director


                     Holding Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Administrative


                       Services Co.                       Director

                     Service Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Asset Management


                       Co., Inc.                          Director


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Shareholder


                       Services, Inc.                     Director


                     Transfer Agent


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Social Investment


                       Fund                                Trustee


                     Investment Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     -----------------


                     The Advisors Group, Ltd.             Director


                     Broker-Dealer and


                     Investment Advisor


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ---------------


Robert-John H. Sands


                     Ameritas Acacia Mutual


                       Holding Company                    Officer


                     Acacia Life Insurance


                     Acacia National Life


                       Insurance                          Officer and


                     Insurance Company                    Director


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Acacia Life Insurance                Officer


                     Insurance Company


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Acacia Financial Corporation         Officer and


                     Holding Company                      Director


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Acacia Federal Savings Bank          Officer


                     Savings Bank


                     7600-B Leesburg Pike


                     Falls Church, Virginia 22043


                     ---------------


                     Enterprise Resources, LLC            Director


                     Business Support Services


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Acacia Realty Square, LLC            Director


                     Realty Investments


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     The Advisors Group, Ltd.             Director


                     Broker-Dealer and


                     Investment Advisor


                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Group, Ltd.                  Director


                     Holding Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Administrative


                       Services Co.                       Director


                     Service Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Asset Management,


                       Co., Inc.                          Director


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Shareholder


                       Services, Inc.                     Director


                     Transfer Agent


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


William M. Tartikoff


                     Acacia National Life


                       Insurance                          Officer


                     Insurance Company


                     7315 Wisconsin Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     First Variable Rate Fund for         Officer


                       Government Income


                     Calvert Tax-Free Reserves


                     Calvert Cash Reserves


                     Calvert Social Investment Fund


                     The Calvert Fund


                     Calvert Variable Series, Inc.


                     Calvert Municipal Fund, Inc.


                     Calvert World Values Fund, Inc.


                     Calvert Social Index Series, Inc.


                     Calvert Impact Fund, Inc.


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Group, Ltd.                  Officer


                     Holding Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Administrative              Officer


                     Services Company


                     Service Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Asset Management


                       Co. Inc.                           Officer


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Shareholder


                       Services, Inc.                     Officer


                     Transfer Agent

                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Distributors, Inc.           Director


                     Broker-Dealer                       and Officer


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


Susan Walker Bender


                     Calvert Group, Ltd.                  Officer


                     Holding Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Administrative


                       Services Co.                       Officer


                     Service Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Asset Management


                       Co., Inc.                          Officer


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Shareholder


                       Services, Inc.                     Officer


                     Transfer Agent


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Distributors, Inc.           Officer


                     Broker-Dealer


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     First Variable Rate Fund for         Officer


                       Government Income


                     Calvert Tax-Free Reserves


                     Calvert Cash Reserves


                     Calvert Social Investment Fund


                     The Calvert Fund


                     Calvert Variable Series, Inc.


                     Calvert Municipal Fund, Inc.


                     Calvert World Values Fund, Inc.


                     Calvert Social Index Series, Inc.


                     Calvert Impact Fund, Inc.


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


Ivy Wafford Duke


                     Calvert Group, Ltd.                  Officer


                     Holding Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Administrative


                       Services Co.                       Officer


                     Service Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Asset Management


                       Co., Inc.                          Officer


                     Investment Advisor

                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Shareholder


                       Services, Inc.                     Officer


                     Transfer Agent


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Distributors, Inc.           Officer


                     Broker-Dealer


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     First Variable Rate Fund for         Officer


                       Government Income


                     Calvert Tax-Free Reserves


                     Calvert Cash Reserves


                     Calvert Social Investment Fund


                     The Calvert Fund


                     Calvert Variable Series, Inc.


                     Calvert Municipal Fund, Inc.


                     Calvert World Values Fund, Inc.


                     Calvert Social Index Series, Inc.


                     Calvert Impact Fund, Inc.


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


Lancelot King


                      Calvert Group, Ltd.                  Officer


                     Holding Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Administrative


                       Services Co.                       Officer


                     Service Company


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


                     Calvert Asset Management


                       Co., Inc.                          Officer


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Shareholder


                       Services, Inc.                     Officer


                     Transfer Agent


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     Calvert Distributors, Inc.           Officer


                     Broker-Dealer


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ----------------


                     First Variable Rate Fund for         Officer


                       Government Income


                     Calvert Tax-Free Reserves


                     Calvert Cash Reserves


                     Calvert Social Investment Fund


                     The Calvert Fund


                     Calvert Variable Series, Inc.


                     Calvert Municipal Fund, Inc.


                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.


                     Calvert Impact Fund, Inc.


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


Catherine Roy


                     Calvert Asset Management


                       Co., Inc.                          Officer


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


Steve Falci


                     Calvert Asset Management


                       Co., Inc.                          Officer


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


Mike Yuhas


                     First Variable Rate Fund              Fund


                       for Government Income               Controller


                     Calvert Tax-Free Reserves


                     Calvert Cash Reserves


                     Calvert Social Investment Fund


                     The Calvert Fund


                     Calvert Variable Series, Inc.


                     Calvert Municipal Fund, Inc.


                     Calvert World Values Fund, Inc.


                     Calvert Social Index Series, Inc.


                     Calvert Impact Fund, Inc.


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


Hui Ping Ho


                     First Variable Rate Fund             Assistant


                       for Government Income              Treasurer


                     Calvert Tax-Free Reserves


                     Calvert Cash Reserves


                     Calvert Social Investment Fund


                     The Calvert Fund


                     Calvert Variable Series, Inc.


                     Calvert Municipal Fund, Inc.


                     Calvert World Values Fund, Inc.


                     Calvert Social Index Series, Inc.


                     Calvert Impact Fund, Inc.


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ---------------


Daniel K. Hayes


                     Calvert Asset Management


                       Co., Inc.                          Officer


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ------------------


                     First Variable Rate Fund for         Officer


                       Government Income


                     Calvert Tax-Free Reserves


                     Calvert Cash Reserves


                     Calvert Social Investment Fund


                     The Calvert Fund


                     Calvert Variable Series, Inc.


                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.


                     Calvert Social Index Series, Inc.


                     Calvert Impact Fund, Inc.


                     Investment Companies


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ------------------


John Nichols


                     Calvert Asset Management             Officer


                     Company, Inc.


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ------------------


Gregory Habeeb


                     Calvert Asset Management             Officer


                     Company, Inc.


                     Investment Advisor


                     4550 Montgomery Avenue


                     Bethesda, Maryland 20814


                     ------------------


Item 27. Principal Underwriters


(a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.


(b)  Positions of Underwriter's Officers and Directors




Name and Principal Business      Position(s) with Underwriter                  Position(s) with Registrant
Address*


Barbara J. Krumsiek              Director and Chief Executive Officer          Director

Ronald M. Wolfsheimer            Director, Senior Vice President and Chief     Treasurer
                                 Financial Officer

William M. Tartikoff             Director, Senior Vice President and Secretary Vice President and Secretary

Craig Cloyed                     President                                     None

Reginald Stanley                 Senior Vice President                         None

Karen Becker                     Vice President of, Operations                 None

David Leach                      Vice President                                None

Geoffrey Ashton                  Regional Vice President                       None

Timothy O'Leary                  Regional Vice President                       None

Bill Hairgrove                   Regional Vice President                       None

Anthony Eames                    Regional Vice President                       None

Steve Himber                     Regional Vice President                       None

Tanya Williams                   Regional Vice President                       None

Ben Ogbogu                       Regional Vice President                       None

Christine Teske                  Regional Vice President                       None

Jeanine L. Perkins               Regional Vice President                       None

Steven Yoon                      Regional Vice President                       None

Susan Walker Bender              Assistant Secretary                           Assistant Secretary and Assistant Vice
                                                                               President

Ivy Wafford Duke                 Assistant Secretary                           Assistant Secretary and Assistant Vice
                                                                               President

Lancelot King                    Assistant Secretary                           Assistant Secretary and Associate
                                                                               General Counsel

Hui Ping Ho                      Assistant Treasurer                           Assistant Treasurer




*4550 Montgomery Avenue Bethesda, Maryland 20814


         (c)      Inapplicable.


Item 28. Location of Accounts and Records


         Ronald M. Wolfsheimer, Treasurer


         and


         William M. Tartikoff, Assistant Secretary


         4550 Montgomery Avenue, Suite 1000N


         Bethesda, Maryland 20814


Item 29. Management Services


         Not Applicable


Item 30. Undertakings


         Not Applicable


                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Bethesda, and the State of Maryland, on the 1st day of December, 2004.


Calvert Impact Fund, Inc.


By:

____________**___________
Barbara J. Krumsiek
President and Director




                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 1st day of December, 2004 by the following persons in the capacities indicated.


Signature                                            Title


Signature                            Title

__________**____________             President and Director

Barbara J. Krumsiek

__________**____________             Principal Accounting Officer

Ronald M. Wolfsheimer

__________**____________             Director

Rebecca L. Adamson

__________**____________             Director

Joy V. Jones

__________**____________             Director

D. Wayne Silby

________________________             Director

Miles Douglas Harper, III


** Signed by Susan Walker Bender pursuant to power of attorney.


/s/ Susan Walker Bender
-----------------------------------------------